Insurance - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Insurance contracts that are liabilities	$ 37	$ 32	$ 25
International general liability principally for managed hotels [member]
Statement [Line Items]
Insurance contracts that are liabilities	19	21
Managed hotels [member]
Statement [Line Items]
Maximum liabilities last five policy years	14	7
Owned and leased properties [member]
Statement [Line Items]
Maximum liabilities last five policy years	$ 49	$ 42